Unaudited Condensed Interim Consolidated Statements of Financial Position - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current
Cash	$ 2,026,640	$ 1,913,742
Trade and other receivables	2,455,711	1,574,628
Prepaid expenses	262,481	173,504
Inventory	2,505,957	4,092,550
Advance to suppliers	588,970	155,852
Total current assets	7,839,759	7,910,276
Long term receivable	142,838	150,185
Right of use assets	770,840	887,137
Equipment	190,706	207,402
Intangible assets	7,633,427	6,987,531
Total assets	16,577,570	16,142,531
Current
Bank loan	719,623
Accounts payable and accrued liabilities	2,742,429	3,078,650
Deferred revenue		149,600
Lease obligations	329,433	303,788
Warrant liability	307,381	2,734,804
Total current liabilities	4,098,866	6,266,842
Lease obligation	484,298	635,217
Total liabilities	4,583,164	6,902,059
Shareholders’ equity
Share capital	82,706,883	73,312,866
Reserves	14,218,932	13,647,399
Accumulated other comprehensive loss	98,870	98,870
Deficit	(85,030,279)	(77,818,663)
Shareholders’ equity	11,994,406	9,240,472
Total liabilities and shareholders’ equity	$ 16,577,570	$ 16,142,531